Deferred Purchase Consideration	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Deferred Purchase Consideration

11. Deferred Purchase Consideration

During the current period, the Company paid the remaining balance of €20,800 (approximately $25,262) to non-related parties in terms of the Virtual Generation promissory note.

The movement on deferred purchase consideration to non-related parties consists of the following:

	March 31, 2021	December 31, 2020
Principal Outstanding
Promissory note due to non-related parties	$25,434	$1,802,384
Settled by the issuance of common shares	—	(724,467)
Repayment in cash	(25,262)	(1,105,455)
Foreign exchange movements	(172)	52,972
	—	25,434
Present value discount on future payments
Present value discount	(7,761)	(120,104)
Amortization	7,700	114,333
Foreign exchange movements	61	(1,990)
	—	(7,761)
Deferred purchase consideration, net	$—	$17,673